Note 6 - Vessels, Net (Details) (USD $)	12 Months Ended			2 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Nov. 14, 2014	Dec. 15, 2014
Note 6 - Vessels, Net (Details) [Line Items]
Impairment of Long-Lived Assets Held-for-use	$ 6,168,747	$ 0	$ 0
Disposal Group, Including Discontinued Operation, Assets, Current	0	0		0
Gas Premiership [Member]
Note 6 - Vessels, Net (Details) [Line Items]
Disposal Group, Including Discontinued Operation, Consideration					(28,500,000)
Gas Cathar [Member]
Note 6 - Vessels, Net (Details) [Line Items]
Disposal Group, Including Discontinued Operation, Consideration						$ (28,500,000)
Gas Premiership and Gas Cathar [Member]
Note 6 - Vessels, Net (Details) [Line Items]
Sale Leaseback Transaction, Term of Lease				4 years